UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 2300
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W. R. Cotham		    Fort Worth, Texas      November 13, 2003

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:   $ 1,167,066 (thousands)


List of Other Included Managers:
NONE
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

FORM 13F INFORMATION TABLE
                     TITLE OF                 VALUE      SHARES/   SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP      (X$1000)    PRN AMT   PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE
AOL TIME WARNER        COM      00184A105      41727     2761579   SH           Sole           2761579
AT&T WIRELESS
   SERVICES, INC.      COM      00209A106       7322      895118   SH           Sole            895118
BP AMOCO Plc           COM      055622104      62098     1475000   SH           Sole           1475000
BOSTON SCIENTIFIC
 CORPORATION           COM      101137107      70180     1100000   SH           Sole           1100000
CINTAS CORPORATION     COM      172908105      46673     1261087   SH           Sole           1261087
DELL COMPUTERS         COM      247025109     278807     8342520   SH           Sole           8342520
EMC CORPORATION        COM      268648102      67539     5347530   SH           Sole           5347530
GAP, INC.              COM      364760108      57202     3341250   SH           Sole           3341250
HILLENBRAND
 INDUSTRIES, INC.      COM      431573104      53877      954926   SH           Sole            954926
HOME DEPOT             COM      437076102      35035     1100000   SH           Sole           1100000
INTEL CORPORATION      COM      458140100     109986     3996595   SH           Sole           3996595
MCDATA CORPORATION     COM      580031201       2348      196824   SH           Sole            196824
NESTLE SA              COM       *4616696      23013       99700   SH           Sole             99700
NEWS CORP LTD        SPONS
                     ADR
                     PREFERRED  652487802      11825      433297   SH           Sole            433297
NIKE, INC.           CLASS
                     A COM      654106202     118599     1950000   SH           Sole           1950000
PACCAR                 COM      693718108      92299     1240751   SH           Sole           1240751
Q WEST COMMUNICATIONS
 INTL, INC.            COM      749121109       3838     1128860   SH           Sole           1128860
SERVICE CORPORATION
 INTERNATIONAL         COM      817565104       3428      750000   SH           Sole            750000
TELLABS, INC.          COM      879664100       9644     1415776   SH           Sole           1415776
VALSPAR, INC.          COM      920355104      32838      703929   SH           Sole            703929
WASHINGTON MUTUAL      COM      939322103      30709      780000   SH           Sole            780000
WELLS FARGO & CO.      COM      949740104       8079      156868   SH           Sole            156868


*SEDOL number

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